International Socially Responsible Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%	4.73%	5.20%
None
Prospectus [Line Items]
Average Annual Return, Percent	2.96%	4.38%	6.46%